Three Bryant Park 1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com KATHERINE N. COGHLAN KATHERINE.COGHLAN@DECHERT.COM +1 212 641 5643 DIRECT

June 28, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	John Hancock Investment Trust

Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”), for John Hancock Investment Trust (the “Registrant”). This Registration Statement is being filed in connection with the reorganization of the Boston Partners Global Long/Short Fund, a series of The RBB Fund, Inc., with and into the John Hancock Disciplined Value Global Long/Short Fund, a series of the Registrant, in accordance with the terms and conditions of the Agreement and Plan of Reorganization described and included in the Registration Statement.

This filing is being made pursuant to Rule 488 under the 1933 Act. The Registrant anticipates the registration statement going automatically effective on July 29, 2024.

Please direct any questions concerning the filing to the undersigned at 212.641.5643.

Sincerely,

/s/ Katherine N. Coghlan
Katherine N. Coghlan